LEASE - Supplemental balance sheet information related to operating lease (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating lease right-of-use assets	$ 389	$ 428
Lease liabilities - current	126	119
Lease liabilities - non-current	238	311
Present value of lease liabilities	$ 364	$ 430